CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION (Unaudited) (Parenthetical) - $ / shares	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Balance Sheets
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares Issued	80,944,982	66,707,655	32,866,261
Common Stock, Shares Outstanding	80,944,982	66,707,655	32,866,261